Offerings - Offering: 1	Jul. 03, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value, represented by American Depositary Shares
Maximum Aggregate Offering Price	$ 16,579,200
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,538.28
Offering Note	American depositary shares, or ADSs, issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-279763). Each ADS represents ordinary shares.Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933.